SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Deferred tax valuation allowance
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period	$ 2,131	$ 4,751	$ 1,009
Charged to other accounts	18,925	(2,620)	3,742
Balance at end of period	21,056	2,131	4,751
Warranty provision
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period	4,006	4,928	5,585
Charged to costs and expenses	2,267	2,996	3,780
Deductions	(3,311)	(3,918)	(4,437)
Balance at end of period	2,962	4,006	4,928
Allowance for doubtful accounts
Valuation And Qualifying Accounts And Reserves
Balance at beginning of period		148	310
Charged to costs and expenses		12
Deductions			(162)
Balance at end of period	$ 160	$ 160	$ 148